Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Gross	$ 570	$ 513
Credit loss allowance	(18)	(11)	$ (77)	$ (69)
Net	552	502
Not past due [member]
Disclosure of trade and other receivables [line items]
Gross	400	356
Credit loss allowance	(3)	(1)
Net	397	355
Past due 1 to 30 days [member]
Disclosure of trade and other receivables [line items]
Gross	74	71
Credit loss allowance	(3)	(1)
Net	71	70
Past due 31 to 90 days [member]
Disclosure of trade and other receivables [line items]
Gross	56	52
Credit loss allowance	(5)	(2)
Net	51	50
Past due more than 90 days [member]
Disclosure of trade and other receivables [line items]
Gross	40	34
Credit loss allowance	(7)	(7)
Net	$ 33	$ 27